Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings
Note 8. Borrowings
PPP Loan
On April 10, 2020, the Company was granted a loan (the “Loan”) from a lending institution in the aggregate amount of $5.0 million, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which was enacted March 27, 2020.
The Loan, which was in the form of a note dated April 21, 2020, was due to mature on April 21, 2022 and had an interest rate of 1% per annum, payable monthly commencing on November 22, 2020. The note was prepayable by the borrower at any time prior to maturity with no prepayment penalties. The Company paid off the loan in full in January 2021.